Lease Commitments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Leases Disclosure [Line Items]
Amortization expenses under capital leases	¥ 524	¥ 835	¥ 1,039
Proceed from sale-leaseback transaction	4,107
Rental expenses under operating leases	2,719	1,526	1,472
Rental revenues under operating leases	¥ 412	¥ 373	¥ 376